UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2012 Semiannual Report to Shareholders

DWS Short Duration Fund

Contents
4 Performance Summary
8 Portfolio Summary
9 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
29 Statement of Changes in Net Assets
30 Financial Highlights
35 Notes to Financial Statements
51 Information About Your Fund's Expenses
53 Summary of Management Fee Evaluation by Independent Fee Consultant
57 Account Management Resources
59 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may use derivatives, including as part of its Global Tactical Asset Allocation (GTAA) strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. In the current market environment, mortgage-backed securities are experiencing increased volatility. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2012 (Unaudited)
Average Annual Total Returns as of 3/31/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	2.43%	0.37%	5.18%	2.83%	3.75%
Class B	2.14%	-0.32%	4.38%	2.01%	2.71%
Class C	2.05%	-0.38%	4.40%	2.06%	3.00%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-0.39%	-2.39%	4.21%	2.26%	3.46%
Class B (max 4.00% CDSC)	-1.86%	-3.24%	3.77%	1.83%	2.71%
Class C (max 1.00% CDSC)	1.05%	-0.38%	4.40%	2.06%	3.00%
No Sales Charges						Life of Institutional Class*
Class S	2.54%	0.59%	5.40%	3.03%	3.93%	N/A
Institutional Class	2.60%	0.71%	5.54%	N/A	N/A	3.31%
Barclays 1-3 Year Government/Credit Index+	0.61%	1.78%	2.66%	3.77%	3.66%	2.98%

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class commenced operations on August 27, 2008. Index returns began on August 31, 2008.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 0.86%, 1.71%, 1.60%, 0.70% and 0.54% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A shares prior to its inception on November 29, 2002, Class B shares prior to its inception on April 23, 2007 and for Class C shares prior to its inception on February 3, 2003 are derived from the historical performance of the Investment Class shares of DWS Short Duration Fund (which was renamed Class S shares on October 23, 2006) during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Prior to November 17, 2004, performance of the Fund shown in this section was obtained while the Fund had a different investment objective and investment strategies, and different fees and expenses. The returns during the year 2004 include a 2.7% one-time effect of the conversion of the Fund from a stable value fund to a short-term bond fund and in the absence of such conversion, the returns would have been lower.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ Barclays 1-3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 3/31/12	$9.25	$9.27	$9.25	$9.28	$9.26
9/30/11	$9.17	$9.18	$9.16	$9.19	$9.18
Distribution Information: Six Months as of 3/31/12: Income Dividends	$.15	$.12	$.12	$.16	$.17
March Income Dividend**	$.0250	$.0190	$.0192	$.0268	$.0276
SEC 30-day Yield++	1.75%	1.04%	1.07%	2.04%	2.06%
Current Annualized Distribution Rate++,**	3.24%	2.46%	2.49%	3.47%	3.58%

++ The SEC yield is net investment income per share earned over the month ended March 31, 2012, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 0.93% for Class B shares and 1.90% for Class S shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.35% for Class B shares and 3.33% for Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

** See Notes to Financial Statements Note G.

Morningstar Rankings — Short-Term Bond Funds Category as of 3/31/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	396	of	404	98
3-Year	159	of	351	45
5-Year	236	of	324	73
Class B 1-Year	403	of	404	99
3-Year	207	of	351	59
Class C 1-Year	404	of	404	100
3-Year	204	of	351	58
5-Year	288	of	324	88
Class S 1-Year	386	of	404	95
3-Year	144	of	351	41
5-Year	221	of	324	68
10-Year	61	of	187	32
Institutional Class 1-Year	378	of	404	93
3-Year	135	of	351	38

Prior to November 17, 2004, the Fund had a different investment objective and investment strategy. Performance and rankings prior to November 17, 2004 should not be considered representative of the present Fund.

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2012 (Unaudited)
	Principal Amount ($)	Value ($)

Corporate Bonds 32.5%
Consumer Discretionary 1.5%
Asbury Automotive Group, Inc., 7.625%, 3/15/2017	35,000	36,269
Beam, Inc., 6.375%, 6/15/2014	2,611,000	2,871,411
Cablevision Systems Corp., 7.75%, 4/15/2018	850,000	888,250
DIRECTV Holdings LLC, 144A, 2.4%, 3/15/2017	9,000,000	8,920,134
DISH DBS Corp.:
6.625%, 10/1/2014	909,000	990,810
7.125%, 2/1/2016	50,000	55,312
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	50,813
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	4,690,000	4,942,936
JC Penney Corp., Inc., 9.0%, 8/1/2012	4,000,000	4,095,000
Kia Motors Corp., 144A, 3.625%, 6/14/2016	3,000,000	3,058,797
News America, Inc., 7.6%, 10/11/2015	5,000,000	5,849,180
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	109,332
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	400,000	454,000
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,575
		32,338,819
Consumer Staples 0.6%
Constellation Brands, Inc., 7.25%, 5/15/2017	850,000	962,625
Safeway, Inc., 3.4%, 12/1/2016	3,800,000	3,940,604
Smithfield Foods, Inc., 7.75%, 7/1/2017	50,000	56,500
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,482,402
		12,442,131
Energy 3.2%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	5,000,000	5,764,485
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	67,925
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,707,500
El Paso Corp., 7.25%, 6/1/2018	35,000	39,182
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014	3,940,000	4,351,241
Forest Oil Corp., 8.5%, 2/15/2014	600,000	642,000
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,321,817
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,411,012
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	6,000,000	6,105,000
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015	8,000,000	9,762,160
Kinder Morgan Energy Partners LP, 3.5%, 3/1/2016	4,700,000	4,950,665
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	94,725
ONEOK Partners LP, 3.25%, 2/1/2016	10,090,000	10,551,274
Phillips 66, 144A, 2.95%, 5/1/2017	4,340,000	4,411,185
Plains Exploration & Production Co., 7.625%, 6/1/2018	35,000	37,188
Quicksilver Resources, Inc., 8.25%, 8/1/2015 (a)	600,000	594,000
Stone Energy Corp., 6.75%, 12/15/2014	35,000	35,263
Transocean, Inc., 4.95%, 11/15/2015	5,000,000	5,346,285
		67,192,907
Financials 18.5%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	5,950,000	5,988,925
Ally Financial, Inc., 8.3%, 2/12/2015	1,000,000	1,088,750
American International Group, Inc.:
3.8%, 3/22/2017 (a)	4,120,000	4,171,731
4.25%, 9/15/2014	4,500,000	4,642,673
American Tower Corp., 4.625%, 4/1/2015	5,530,000	5,890,401
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,397,885
Ashton Woods U.S.A. LLC, 144A, 11.0%, 6/30/2015	57,200	47,190
Asian Development Bank, 1.125%, 3/15/2017 (a)	7,000,000	6,982,605
Banco Bradesco SA, 144A, 2.598%**, 5/16/2014	11,485,000	11,660,709
Bank of America Corp., Series L, 1.973%**, 1/30/2014 (a)	6,000,000	5,890,842
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017	10,570,000	10,686,048
Barclays Bank PLC:
144A, 2.5%, 9/21/2015 (a)	8,360,000	8,522,836
9.0%**, 11/10/2025	1,870,000	1,804,550
BB&T Corp., 1.253%**, 4/28/2014 (a)	5,000,000	5,022,860
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016	4,035,000	4,156,050
BNP Paribas SA, 3.224%**, 12/20/2014	4,647,000	4,690,282
Caisse Centrale Desjardins du Quebec, 144A, 1.6%, 3/6/2017	8,410,000	8,332,224
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	400,000	435,000
Canadian Imperial Bank of Commerce, 144A, 2.75%, 1/27/2016	10,000,000	10,533,560
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,151,039
Commonwealth Bank of Australia, 144A, 1.718%**, 3/31/2017	14,000,000	14,000,000
Daimler Finance North America LLC, 6.5%, 11/15/2013 (a)	10,000,000	10,890,380
DBS Bank Ltd., 144A, 2.35%, 2/28/2017 (a)	4,750,000	4,716,845
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015	9,000,000	9,113,400
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,802,976
Export-Import Bank of Korea, 4.125%, 9/9/2015	6,857,000	7,191,532
Ford Motor Credit Co., LLC, 8.0%, 12/15/2016	5,000,000	5,797,020
FUEL Trust, 144A, 3.984%, 6/15/2016	5,500,000	5,580,190
General Electric Capital Corp., 5.0%, 5/15/2016	7,600,000	8,086,332
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	5,590,000	5,742,165
Hana Bank, 144A, 4.25%, 6/14/2017	4,000,000	4,136,960
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	5,915,000	6,002,613
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,887,257
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	3,000,000	3,060,000
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,212,020
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,940,904
ING Bank NV, 144A, 1.524%**, 3/15/2013	4,500,000	4,501,548
Intesa Sanpaolo SpA, 144A, 2.892%**, 2/24/2014	4,780,000	4,662,364
KeyCorp, Series H, 6.5%, 5/14/2013	5,855,000	6,177,739
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	5,355,000	5,489,491
Morgan Stanley, 6.0%, 5/13/2014	3,750,000	3,924,926
Murray Street Investment Trust I, 4.647%, 3/9/2017	9,500,000	9,507,040
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	4,265,000	4,432,000
National Australia Bank, 2.75%, 3/9/2017 (a)	5,970,000	5,939,386
Nomura Holdings, Inc., 5.0%, 3/4/2015	2,440,000	2,537,412
Nordea Bank AB, 144A, 3.125%, 3/20/2017	9,500,000	9,509,889
PC Financial Partnership, 5.0%, 11/15/2014	4,600,000	5,026,245
Petrobras International Finance Co.:
2.875%, 2/6/2015	4,000,000	4,104,324
6.125%, 10/6/2016	4,000,000	4,524,000
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,188,951
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,835,795
6.2%, 1/15/2015	2,770,000	3,062,725
RCI Banque SA, 144A, 4.6%, 4/12/2016	7,780,000	7,810,521
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	4,000,000	4,156,892
Springleaf Finance Corp., Series J, 5.9%, 9/15/2012 (a)	7,000,000	6,737,500
Svensk Exportkredit AB, 2.125%, 7/13/2016	9,185,000	9,322,931
Telecom Italia Capital SA:
4.95%, 9/30/2014	2,805,000	2,889,150
6.175%, 6/18/2014	6,150,000	6,472,875
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014	2,825,000	3,028,530
TNK-BP Finance SA, Series 2, 144A, 7.5%, 7/18/2016	6,000,000	6,765,000
Total Capital SA, 3.0%, 6/24/2015	3,820,000	3,965,741
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,416,783
UBS AG, 144A, 2.25%, 3/30/2017	6,665,000	6,648,744
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	3,085,000	3,165,167
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018	850,000	923,313
Volkswagen International Finance NV, 144A, 2.375%, 3/22/2017	6,910,000	6,933,515
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017	9,000,000	9,289,980
		390,207,231
Health Care 0.3%
Community Health Systems, Inc., 8.875%, 7/15/2015	18,000	18,653
Genzyme Corp., 3.625%, 6/15/2015	4,690,000	5,069,299
HCA, Inc., 7.25%, 9/15/2020	850,000	925,437
		6,013,389
Industrials 1.4%
Actuant Corp., 6.875%, 6/15/2017	30,000	31,125
ARAMARK Corp., 8.5%, 2/1/2015	620,000	635,506
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,858,155
BE Aerospace, Inc., 8.5%, 7/1/2018	80,000	88,400
Belden, Inc., 7.0%, 3/15/2017	35,000	36,094
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	10,600,000	11,772,127
Corrections Corp. of America, 7.75%, 6/1/2017	640,000	697,600
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,775,000	4,349,683
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016	6,500,000	6,728,274
		29,196,964
Information Technology 0.4%
MasTec, Inc., 7.625%, 2/1/2017	55,000	57,131
Motorola Solutions, Inc., 5.375%, 11/15/2012	5,100,000	5,225,827
Xerox Corp., 5.65%, 5/15/2013	2,830,000	2,961,522
		8,244,480
Materials 1.8%
Airgas, Inc., 2.85%, 10/1/2013	5,630,000	5,764,563
Appleton Papers, Inc., 11.25%, 12/15/2015	25,000	23,188
ArcelorMittal:
4.5%, 2/25/2017	5,680,000	5,696,620
9.0%, 2/15/2015	5,000,000	5,749,320
Ball Corp., 6.75%, 9/15/2020	850,000	930,750
Clondalkin Acquisition BV, 144A, 2.474%**, 12/15/2013	75,000	70,875
Crown Americas LLC, 7.625%, 5/15/2017	850,000	914,812
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)	63,145	58,535
10.0%, 3/31/2015	62,080	61,583
Georgia-Pacific LLC, 144A, 8.25%, 5/1/2016	12,000,000	13,235,376
Hexcel Corp., 6.75%, 2/1/2015	93,000	93,930
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,607,191
Lyondell Chemical Co., 11.0%, 5/1/2018	267,530	295,621
NewMarket Corp., 7.125%, 12/15/2016	80,000	82,944
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	850,000	956,250
United States Steel Corp., 7.0%, 2/1/2018 (a)	850,000	873,375
		38,414,933
Telecommunication Services 1.3%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	2,810,000	3,062,900
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	5,440,000	5,502,391
Digicel Ltd., 144A, 12.0%, 4/1/2014	600,000	670,500
Frontier Communications Corp.:
6.625%, 3/15/2015 (a)	600,000	625,500
8.125%, 10/1/2018	850,000	898,875
iPCS, Inc., 2.672%**, 5/1/2013	30,000	28,800
Qwest Corp.:
7.5%, 10/1/2014	850,000	947,644
7.625%, 6/15/2015	7,860,000	9,109,952
Telefonica Emisiones SAU, 6.421%, 6/20/2016	5,000,000	5,330,365
Windstream Corp., 7.0%, 3/15/2019	60,000	61,200
		26,238,127
Utilities 3.5%
Abu Dhabi National Energy Co., 144A, 4.125%, 3/13/2017	7,000,000	7,175,000
AES Corp., 8.0%, 6/1/2020	40,000	45,900
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,799,304
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,740,402
Consolidated Edison Co. of New York, Inc., 5.55%, 4/1/2014	7,020,000	7,658,813
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,559,794
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,893,216
Duke Energy Corp., 6.3%, 2/1/2014 (a)	4,890,000	5,359,513
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	5,105,723
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,239,224
NRG Energy, Inc., 7.375%, 1/15/2017 (a)	100,000	104,000
Oncor Electric Delivery Co., 6.375%, 5/1/2012	4,620,000	4,637,704
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 5.5%, 9/30/2014	10,000,000	10,775,000
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,593,820
		72,687,413
Total Corporate Bonds (Cost $658,501,734)		682,976,394

Mortgage-Backed Securities Pass-Throughs 1.1%
Federal National Mortgage Association:
4.5%, 4/1/2023	3,951,942	4,228,578
5.0%, 9/1/2023	2,559,128	2,778,553
Government National Mortgage Association:
5.5%, with various maturities from 7/20/2038 until 11/20/2038	2,233,934	2,421,114
6.0%, with various maturities from 1/15/2022 until 11/20/2038	5,418,691	5,909,006
6.5%, with various maturities from 8/20/2038 until 2/20/2039	6,385,800	7,089,735
7.0%, 10/20/2038	115,049	132,174
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,141	1,295
Total Mortgage-Backed Securities Pass-Throughs (Cost $21,682,038)		22,560,455

Asset-Backed 5.4%
Automobile Receivables 1.0%
AmeriCredit Automobile Receivables Trust, "D", Series 2011-1, 4.26%, 2/8/2017	5,500,000	5,785,483
AmeriCredit Prime Automobile Receivables, "A4A", Series 2007-2M, 5.35%, 3/8/2016	4,082,888	4,112,601
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	2,058,644	2,067,708
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	4,523,755	4,530,371
Triad Auto Receivables Owner Trust, "A4B", Series 2007-B, 1.442%**, 7/14/2014	5,210,469	5,223,010
		21,719,173
Credit Card Receivables 2.4%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	12,811,000	14,026,927
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	7,569,000	8,307,700
Discover Card Master Trust, "A2", Series 2007-A2, 0.814%**, 6/15/2015	13,500,000	13,533,346
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	15,000,000	15,288,742
		51,156,715
Home Equity Loans 1.5%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	800,872	745,685
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,548,037	340,568
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.382%**, 1/15/2037	7,030,369	5,424,836
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	3,316,619	2,133,319
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	80,711	75,340
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.502%**, 11/25/2036	6,564,815	5,264,758
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	1,045,573	952,357
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%**, 8/20/2029	55,822	54,702
IndyMac NIM Trust SPMD, "NOTE", Series 2007-B, 144A, 0.342%**, 6/25/2012	5,699,318	5,593,881
Novastar Home Equity Loan, "M3", Series 2004-3, 1.292%**, 12/25/2034	6,000,000	5,694,690
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026	4,704,649	4,456,271
		30,736,407
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040	1,176,963	1,270,686
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	153,903	157,827
		1,428,513
Student Loans 0.2%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.31%**, 7/25/2039	5,500,000	4,815,466
Utilities 0.2%
CenterPoint Energy Transition Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016	3,215,718	3,279,057
Total Asset-Backed (Cost $114,172,116)		113,135,331

Commercial Mortgage-Backed Securities 10.7%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.992%**, 11/15/2015	9,455,093	8,840,579
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	2,539,928	2,539,244
"B", Series 2005-2, 5.111%**, 7/10/2043	5,000,000	5,161,700
"A1", Series 2008-1, 5.268%, 2/10/2051	1,541,358	1,551,396
"AM", Series 2006-3, 5.858%**, 7/10/2044	6,250,000	6,098,431
Bayview Commercial Asset Trust, "SIO", Series 2007-1, 144A, Interest Only, 4.08%***, 3/25/2037	45,338,355	2,768,709
Bear Stearns Commercial Mortgage Securities, Inc.:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	10,623,000	11,591,329
"A4", Series 2005-PW10, 5.405%, 12/11/2040	9,000,000	10,053,009
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	4,671,971	4,671,256
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	7,075,951	7,136,238
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	935,397	934,620
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	9,380,000	10,017,277
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	4,000,000	3,965,188
"A4", Series 2005-C1, 5.014%, 2/15/2038	9,380,000	10,210,008
"B", Series 2005-C5, 5.1%, 8/15/2038	3,500,000	3,373,492
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	1,001,250	1,000,403
"H", Series 2002-CKP1, 144A, 7.411%**, 12/15/2035	4,900,000	4,901,049
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	8,400,000	8,985,850
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	4,000,000	4,004,744
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	9,237,519
"A2", Series 2005-GG5, 5.117%, 4/10/2037	6,249,424	6,273,553
"A2", Series 2007-GG9, 5.381%, 3/10/2039	6,645,958	6,729,231
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	3,700,000	3,898,942
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	3,500,000	3,761,355
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,287,500	3,509,439
"A4", Series 2006-CB14, 5.481%, 12/12/2044	9,380,000	10,401,285
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,500,000	1,577,257
"F", Series 2003-ML1A, 144A, 5.709%**, 3/12/2039	3,500,000	3,535,381
"A4", Series 2006-LDP7, 5.871%**, 4/15/2045	9,380,000	10,667,199
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	582,878	593,220
"A4", Series 2005-C5, 4.954%, 9/15/2030	10,780,000	11,847,684
"AM", Series 2005-C5, 5.017%, 9/15/2040	9,380,000	9,993,039
"A3", Series 2004-C4, 5.131%**, 6/15/2029	6,389,732	6,541,411
Morgan Stanley Capital I, "A4B", Series 2005-IQ10, 5.284%, 9/15/2042	9,380,000	10,146,937
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.271%**, 12/15/2044	9,380,000	10,454,413
"A2", Series 2007-C32, 5.735%**, 6/15/2049	8,528,859	8,710,506
Total Commercial Mortgage-Backed Securities (Cost $223,180,357)		225,682,893

Collateralized Mortgage Obligations 7.0%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.182%**, 1/25/2035	1,607,293	1,594,724
"5A12", Series 2004-4, 1.202%**, 3/25/2035	1,245,408	1,240,597
"7A12", Series 2004-2, 1.242%**, 2/25/2035	2,544,865	2,526,657
Banc of America Alternative Loan Trust, "1A1", Series 2003-7, 5.5%, 9/25/2033	3,117,735	3,213,902
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.686%**, 10/20/2032	116,914	116,826
"2A3", Series 2005-J, 2.755%**, 11/25/2035	1,654,374	1,621,970
"2A8", Series 2003-J, 2.839%**, 11/25/2033	1,729,370	1,662,062
"2A1", Series 2004-5, 5.5%, 6/25/2034	569,378	570,094
"1A1", Series 2005-11, 5.75%, 12/25/2035	1,447,366	1,448,209
"A15", Series 2006-2, 6.0%, 7/25/2046	508,747	478,572
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.44%**, 1/25/2034	3,983,051	3,902,622
Chase Mortgage Finance Corp., "A25", Series 2005-S2, 5.5%, 10/25/2035	1,706,232	1,733,320
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-1, 5.25%, 2/25/2035	1,979,463	1,994,683
"1A1", Series 2005-7, 5.5%, 10/25/2035	2,705,328	2,720,483
"1A2", Series 2006-5, 6.0%, 10/25/2036	1,542,572	1,559,832
Countrywide Alternative Loan Trust:
"1A1", Series 2005-J4, 0.532%**, 7/25/2035	947,046	929,141
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	583,214	582,442
Countrywide Home Loan Mortgage Pass Through Trust:
"1A1", Series 2005-J3, 5.5%, 9/25/2035	1,543,378	1,551,902
"A35", Series 2005-24, 5.5%, 11/25/2035	1,000,478	995,833
Countrywide Home Loans, "1A7", Series 2005-6, 5.0%, 4/25/2035	702,563	701,612
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.491%**, 8/28/2047	11,269,264	11,062,639
CS First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	7,548,371	7,610,728
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.791%**, 2/25/2048	2,584,407	2,585,019
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 4.148%**, 2/15/2038	2,907,362	2,950,894
"QP", Series 3149, 5.0%, 10/15/2031	11,749	11,732
"PI", Series 3561, Interest Only, 5.0%, 12/15/2031	2,430,015	25,649
"BT", Series 2448, 6.0%, 5/15/2017	1,854	1,964
Federal National Mortgage Association:
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024	2,038,056	104,062
"JM", Series 2004-29, 4.5%, 5/25/2019	1,163,707	1,163,646
"1A6", Series 2007-W8, 6.454%**, 9/25/2037	6,817,153	7,600,872
First Horizon Mortgage Pass-Through Trust, "1A1", Series 2005-1, 5.0%, 3/25/2035	762,521	760,129
Government National Mortgage Association:
"AB", Series 2008-30, 4.2%, 2/20/2037	4,032,740	4,143,376
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	3,774,832	608,051
GSR Mortgage Loan Trust:
"2A2", Series 2006-AR1, 2.701%**, 1/25/2036	4,357,337	4,266,426
"3A15", Series 2005-6F, 5.5%, 7/25/2035	965,069	967,260
JPMorgan Alternative Loan Trust, "A2", Series 2006-A4, 5.95%, 9/25/2036	3,130,497	3,065,877
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 5.069%**, 8/25/2035	4,277,991	4,144,552
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	3,531,980	3,518,544
Mastr Asset Securitization Trust, "3A2", Series 2003-1, 5.0%, 2/25/2018	1,588,532	1,639,619
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.336%**, 6/25/2036	5,093,476	4,870,213
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46%**, 7/28/2024	31,216	22,198
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 6.731%**, 4/28/2024	7,727	7,483
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033	1,366,576	1,391,589
"A1", Series 2003-QS18, 5.0%, 9/25/2018	2,441,172	2,513,894
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	1,566,359	1,525,177
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,112,344	1,126,839
Thornburg Mortgage Securities Trust:
"4A3", Series 2007-3, 0.452%**, 6/25/2047	4,599,102	4,575,711
"2A1", Series 2007-3, 0.462%**, 6/25/2047	8,128,351	8,036,078
Vericrest Opportunity Loan Transferee:
"A1", Series 2011-NL3A, 144A, 5.194%, 9/25/2051	2,257,422	2,262,160
"A1", Series 2011-NL1A, 144A, 5.926%, 12/26/2050	2,075,092	2,085,123
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A1", Series 2005-AR14, 2.46%**, 12/25/2035	5,555,808	5,454,859
"1A2", Series 2005-AR12, 2.466%**, 10/25/2035	1,319,392	1,290,170
"A5", Series 2005-AR5, 2.562%**, 5/25/2035	9,000,000	8,527,842
Wells Fargo Mortgage Backed Securities Trust:
"4A1", Series 2005-AR16, 2.72%**, 10/25/2035	599,129	594,961
"2A3", Series 2006-AR1, 5.368%**, 3/25/2036	525,938	521,238
"2A6", Series 2005-11, 5.5%, 11/25/2035	8,027,816	8,153,347
"A19", Series 2006-10, 6.0%, 8/25/2036	7,901,909	7,993,010
Total Collateralized Mortgage Obligations (Cost $146,906,130)		148,328,414

Government & Agency Obligations 32.2%
Other Government Related (b) 3.1%
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,606,125
Dexia Credit Local, 144A, 2.75%, 1/10/2014	7,700,000	7,480,766
Eksportfinans ASA, 3.0%, 11/17/2014 (a)	7,500,000	7,105,898
Japan Finance Corp., 2.25%, 7/13/2016	10,000,000	10,350,580
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	8,000,000	8,538,280
Nationwide Building Society, 144A, 0.675%**, 5/17/2012	2,000,000	1,999,908
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015	7,715,000	7,666,403
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	9,250,000	9,573,750
		65,321,710
Sovereign Bonds 1.9%
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	9,380,000	9,871,362
Republic of Italy, 2.125%, 10/5/2012	7,500,000	7,505,175
Republic of Lithuania, 144A, 6.75%, 1/15/2015	5,000,000	5,400,000
Republic of Poland, 3.875%, 7/16/2015	6,620,000	6,955,634
Russian Federation, 144A, 3.25%, 4/4/2017 (c)	4,000,000	3,986,280
State of Qatar, 144A, 4.0%, 1/20/2015	5,500,000	5,788,750
		39,507,201
U.S. Government Sponsored Agencies 3.2%
Federal Home Loan Bank:
0.375%, 1/29/2014	10,635,000	10,630,676
1.0%, 3/27/2013	7,725,000	7,781,877
Federal Home Loan Mortgage Corp.:
0.375%, 2/27/2014 (a)	20,000,000	19,984,444
1.0%, 8/27/2014	30,000,000	30,353,271
		68,750,268
U.S. Treasury Obligations 24.0%
U.S. Treasury Bill, 0.13%****, 9/6/2012 (d)	4,117,000	4,114,756
U.S. Treasury Notes:
0.125%, 8/31/2013 (a)	30,000,000	29,932,020
0.25%, 1/31/2014 (a)	40,000,000	39,942,200
0.25%, 2/15/2015 (a)	30,000,000	29,784,360
0.75%, 6/15/2014 (e)	70,000,000	70,546,840
0.875%, 12/31/2016 (a)	260,000,000	258,639,160
0.875%, 1/31/2017 (a)	25,000,000	24,845,700
1.375%, 11/30/2015 (a)	42,000,000	43,010,604
1.875%, 6/30/2015 (a)	4,040,000	4,205,070
		505,020,710
Total Government & Agency Obligations (Cost $680,373,383)		678,599,889

Loan Participations and Assignments 6.0%
Senior Loans** 3.6%
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	987,500	921,120
AMC Entertainment, Inc., Term Loan B3, 4.25%, 2/22/2018	498,750	494,800
American Rock Salt Holdings LLC, Term Loan, 5.5%, 4/25/2017	496,250	473,921
AMN Healthcare, Inc., Term Loan B, 7.75%, 6/23/2015	1,261,360	1,255,053
Aptalis Pharma, Inc., Term Loan B, LIBOR plus 4.0%, 2/10/2017	500,000	496,563
Aspect Software, Inc., Term Loan B, 6.25%, 5/6/2016	1,925,089	1,931,307
Asurion LLC, First Lien Term Loan, 5.5%, 5/24/2018	988,095	980,798
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	995,000	1,003,293
Avaya, Inc.:
Term Loan B1, 3.241%, 10/24/2014	1,292,847	1,254,870
Term Loan B3, 4.991%, 10/26/2017	997,371	965,455
AVG Technologies NV, Term Loan, 7.5%, 3/15/2016	500,000	491,250
Bellisio Foods, Inc., Term Loan, 7.0%, 12/30/2017	500,000	490,000
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	480,294	479,093
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/23/2017	969,620	977,668
CareStream Health, Inc., Term Loan B, 5.0%, 2/25/2017	989,756	969,961
Cenveo Corp., Term Loan B, 6.25%, 12/21/2016	409,342	410,670
ClientLogic Corp.:
Term Loan, 6.08%, 1/30/2014	605,169	587,555
Term Loan, 7.33%, 1/30/2017	2,210,338	2,120,554
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/2016	954,043	961,794
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2014 (PIK)	1,252,794	520,085
Letter of Credit, LIBOR plus 5.75%, 4/20/2014 (PIK)	269,878	112,037
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	1,975,000	1,903,406
Crestwood Holdings LLC, Term Loan B, 9.75%, 3/20/2018	500,000	510,002
Crown Media Holdings, Inc., Term Loan B, 5.75%, 7/14/2018	454,583	456,288
DigitalGlobe, Inc., Term Loan B, 5.75%, 10/7/2018	997,500	960,642
Exopack LLC, Term Loan, 6.5%, 5/31/2017	1,240,625	1,241,252
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	990,003	980,103
First Data Corp.:
Term Loan B, 4.242%, 3/23/2018	2,014,431	1,840,183
Term Loan B, 5.242%, 3/24/2017	152,818	146,563
Focus Brands, Inc.:
Term Loan B, 6.25%, 2/21/2018	495,082	496,939
Second Lien Term Loan, 10.25%, 8/21/2018	500,000	502,500
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	900,000	898,067
Global Tel*Link Corp., Term Loan, 7.0%, 12/14/2017	498,750	498,875
Goodman Global, Inc., Second Lien Term Loan, 9.0%, 10/30/2017	636,364	649,225
Grifols, Inc., Term Loan B, 4.5%, 6/1/2017	991,781	992,505
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	495,000	470,191
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	889,362	889,548
Ineos U.S. Finance LLC, Term Loan C2, 8.001%, 12/16/2014	92,393	96,147
Istar Financial, Inc., Term Loan A2, 7.0%, 6/30/2014	2,500,000	2,500,262
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	1,907,905	1,901,943
Second Lien Term Loan, 10.5%, 12/20/2016	400,000	396,000
Luxlas Fund LP, Term Loan B, 6.5%, 8/14/2017	1,211,957	1,212,459
Mohegan Tribal Gaming Authority, Term Loan B, 9.0%, 3/1/2016	500,000	509,792
Monitronics International, Inc., Term Loan B, 5.5%, 3/16/2018	1,000,000	1,002,290
Nebraska Book Co., Inc., Debtor in Possession Term Loan B, 8.75%, 7/27/2012	500,000	499,688
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018	500,000	500,118
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/24/2019	500,000	504,375
NPC International, Inc., Term Loan B, 5.25%, 4/12/2019	500,000	502,815
Nuveen Investments, Inc., Term Loan, 5.72%, 5/12/2017	2,655,360	2,659,237
NXP BV, Term Loan A2, 5.5%, 3/19/2019	1,250,000	1,241,406
Oceania Cruises, Inc., Term Loan B, 5.25%, 4/27/2015	2,000,000	1,903,330
Oriental Trading Co., Inc., Term Loan B, 7.0%, 2/10/2017	929,907	920,901
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	1,975,000	1,978,950
Pinnacle Foods Finance LLC, Term Loan E, 4.75%, 5/17/2012	750,000	754,808
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	482,047	484,458
Reynolds Group Holdings, Inc.:
Term Loan B, 6.5%, 2/9/2018	2,937,965	2,973,265
Term Loan C, 6.5%, 8/9/2018	467,540	474,205
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 2/8/2019	500,000	504,220
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	348,438	346,695
Sheridan Production Partners I LLC:
Term Loan, 6.5%, 4/20/2017	3,205,749	3,213,763
Term Loan 1-A, 6.5%, 4/20/2017	424,788	425,850
Term Loan 1-M, 6.5%, 4/20/2017	259,463	260,112
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	1,341,272	1,321,777
Springleaf Financial Funding Co., Term Loan, 5.5%, 5/10/2017	2,750,000	2,534,001
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017	941,073	922,252
Star West Generation LLC, Term Loan B, 6.0%, 5/17/2018	2,115,385	2,095,997
Sun Healthcare Group, Inc., Term Loan B, 8.75%, 10/15/2016	361,111	346,441
Swift Transportation Co., Inc., Term Loan B2, 6.0%, 12/15/2017	1,000,000	1,008,000
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/22/2017	930,560	886,358
Travelport LLC:
Term Delay Draw, 5.081%, 8/21/2015	690,515	630,862
Term Loan B, 5.081%, 8/21/2015	703,070	642,332
Tube City IMS Corp., Term Loan, 5.75%, 3/20/2019	1,000,000	1,000,830
U.S. Airways Group, Inc., Term Loan, 2.742%, 3/21/2014	972,222	898,124
Vantage Specialty Chemicals, Inc., Term Loan B, 7.0%, 2/10/2020	1,000,000	999,375
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	812,500	823,672
Term Loan B, 10.5%, 9/16/2016	987,500	997,686
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	1,123,243	1,137,750
Yankee Candle Co., Inc., Term Loan B, 5.25%, 3/29/2019	500,000	502,240
		75,848,922
Sovereign Loans 2.4%
Bank of Moscow, 144A, 6.699%, 3/11/2015	9,380,000	9,778,650
Gazprom OAO:
144A, 4.95%, 5/23/2016	6,000,000	6,217,620
144A, 8.125%, 7/31/2014	9,730,000	10,756,904
Novatek Finance Ltd., 144A, 5.326%, 2/3/2016 (a)	2,500,000	2,628,625
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013	5,773,000	6,044,331
Russian Railways, 5.739%, 4/3/2017	6,500,000	6,881,875
Sberbank of Russia:
144A, 4.95%, 2/7/2017	4,600,000	4,669,000
5.499%, 7/7/2015	2,000,000	2,117,500
		49,094,505
Total Loan Participations and Assignments (Cost $125,013,742)		124,943,427

	Shares	Value ($)

Common Stocks 0.0%
Financials
Ashton Woods "B"* (Cost $0)	0.019	13,365

Securities Lending Collateral 22.4%
Daily Assets Fund Institutional, 0.27% (f) (g) (Cost $471,955,625)	471,955,625	471,955,625

Cash Equivalents 3.1%
Central Cash Management Fund, 0.11% (f) (Cost $65,098,829)	65,098,829	65,098,829

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,506,883,954)+	120.4	2,533,294,622
Other Assets and Liabilities, Net	(20.4)	(428,608,456)
Net Assets	100.0	2,104,686,166

The following table represents senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Coach America Holdings, Inc., First Lien Term Loan	LIBOR plus 3.0%	4/18/2014	1,252,794	1,150,090	520,085
Coach America Holdings, Inc., Letter of Credit	LIBOR plus 5.75%	4/20/2014	269,878	247,701	112,037
					632,122

* Non-income producing security. In the case of a senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

*** These securities are shown at their current rate as of March 31, 2012.

****Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $2,511,531,314. At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $21,763,308. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,784,755 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,021,447.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2012 amounted to $463,980,066, which is 22.0% of net assets.

(b) Government-backed debt issued by financial companies or government sponsored enterprises.

(c) When-issued security.

(d) At March 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) At March 31, 2012, this security has been pledged, in whole or in part, as collateral for open swap contracts.

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind in the form of additional principal.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/20/2012	43	5,567,828	52,868
2 Year U.S. Treasury Note	USD	6/29/2012	1,719	378,421,736	22,723
5 Year U.S. Treasury Note	USD	6/29/2012	522	63,965,391	(175,359)
Federal Republic of Germany Euro-Schatz	EUR	6/7/2012	657	96,680,015	41,605
United Kingdom Long Gilt Bond	GBP	6/27/2012	273	50,002,367	85,396
Total net unrealized appreciation					27,233

At March 31, 2012, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	6/15/2012	17	2,044,155	(47,382)
10 Year Canadian Government Bond	CAD	6/20/2012	314	41,311,564	156,237
10 Year Japanese Government Bond	JPY	6/11/2012	3	5,147,155	5,030
2 Year U.S. Treasury Note	USD	6/29/2012	208	45,789,250	22,830
Federal Republic of Germany Euro-Bund	EUR	6/7/2012	72	13,298,693	(281,492)
Total net unrealized depreciation					(144,777)

At March 31, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
12/20/2010 3/20/2016	10,000,000	1	1.0%	Freeport- McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB	(154,822)	(3,684)	(151,138)
6/22/2009 9/20/2014	12,000,000	2	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	1,047,671	(191,374)	1,239,045
Total net unrealized appreciation							1,087,907

(h) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(i) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2012, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
11/28/2012 11/28/2013	83,600,000	1	Floating — JPY LIBOR	Floating — LIBOR	361,277	—	361,277
6/26/2009 6/26/2012	20,000,000	3	Floating — LIBOR	Fixed — 2.26%	201,033	—	201,033
6/29/2009 7/1/2013	20,000,000	4	Floating — LIBOR	Fixed — 2.71%	685,827	—	685,827
9/24/2012 9/24/2016	275,000,000	3	Fixed — 1.325%	Floating — LIBOR	(1,154,670)	—	(1,154,670)
9/24/2012 9/24/2016	275,000,000	5	Fixed — 1.325%	Floating — LIBOR	(1,154,670)	105,005	(1,259,675)
11/15/2010 11/15/2025	9,670,000	6	Floating — LIBOR	Floating — 4.502%++	524,327	—	524,327
Total unrealized depreciation							(641,881)

++ This interest rate swap is shown at its current rate as of March 31, 2012.

At March 31, 2012, total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
4/26/2011 4/26/2012	39,600,000	5	0.07%	BNP Paribas BPSTAR Enhanced Momentum Index	(8,764)	—	(8,764)
6/9/2010 6/1/2012	102,300,000	4	0.45%	Citi Global Interest Rate Strategy Index	(390,749)	—	(390,749)
Total unrealized depreciation							(399,513)

Counterparties:

1 Morgan Stanley

2 JPMorgan Chase Securities, Inc.

3 Bank of America

4 Citigroup, Inc.

5 BNP Paribas

6 Barclays Bank PLC

LIBOR: London Interbank Offered Rate

At March 31, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	39,131,264	CHF	35,900,000	4/24/2012	648,892	UBS AG
USD	35,236,994	EUR	26,640,000	4/24/2012	296,387	UBS AG
USD	10,688,558	GBP	6,750,000	4/24/2012	106,400	UBS AG
USD	11,293,260	JPY	941,440,000	4/24/2012	83,455	UBS AG
USD	6,927,102	NOK	39,890,000	4/24/2012	71,126	UBS AG
USD	24,250,251	SEK	163,890,000	4/24/2012	497,874	UBS AG
AUD	29,210,000	USD	30,404,543	4/24/2012	229,450	UBS AG
CAD	9,680,000	USD	9,757,769	4/24/2012	57,613	UBS AG
NZD	8,320,000	USD	6,827,256	4/24/2012	25,824	UBS AG
Total unrealized appreciation					2,017,021

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	49,606,987	AUD	47,150,000	4/24/2012	(899,159)	UBS AG
USD	3,864,510	CAD	3,830,000	4/24/2012	(26,535)	UBS AG
CHF	23,770,000	USD	26,066,169	4/24/2012	(272,949)	UBS AG
EUR	48,750,000	USD	64,146,225	4/24/2012	(878,263)	UBS AG
GBP	19,250,000	USD	30,527,420	4/24/2012	(258,199)	UBS AG
JPY	976,670,000	USD	11,624,602	4/24/2012	(177,845)	UBS AG
Total unrealized depreciation					(2,512,950)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (j)
Corporate Bonds	$—	$682,856,276	$120,118	$682,976,394
Mortgage-Backed Securities Pass-Throughs	—	22,560,455	—	22,560,455
Asset-Backed	—	107,200,882	5,934,449	113,135,331
Commercial Mortgage- Backed Securities	—	225,682,893	—	225,682,893
Collateralized Mortgage Obligations	—	148,328,414	—	148,328,414
Government & Agency Obligations	—	678,599,889	—	678,599,889
Loan Participation and Assignments	—	124,943,427	—	124,943,427
Common Stocks	—	—	13,365	13,365
Short-Term Investments (j)	537,054,454	—	—	537,054,454
Derivatives (k)	386,689	5,028,530	—	5,415,219
Total	$537,441,143	$1,995,200,766	$6,067,932	$2,538,709,841
Liabilities
Derivatives (k)	$(504,233)	$(5,477,946)	$—	$(5,982,179)
Total	$(504,233)	$(5,477,946)	$—	$(5,982,179)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

(j) See Investment Portfolio for additional detailed categorizations.

(k) Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Asset-Backed	Common Stocks	Total
Balance as of September 30, 2011	$2,277,489	$5,770,455	$0	$8,047,944
Realized gains (loss)	32,574	(199)	—	32,375
Change in unrealized appreciation (depreciation)	105,447	254,187	13,365	372,999
Amortization premium/discount	4,608	—	—	4,608
Purchases	—	—	—	—
Sales	(2,300,000)	(89,994)	—	(2,389,994)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of March 31, 2012	$120,118	$5,934,449	$13,365	$6,067,932
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2012	$7,713	$254,187	$13,365	$275,265

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,969,829,500) — including $463,980,066 of securities loaned	$1,996,240,168
Investment in Daily Assets Fund Institutional (cost $471,955,625)*	471,955,625
Investment in Central Cash Management Fund (cost $65,098,829)	65,098,829
Total investments in securities, at value (cost $2,506,883,954)	2,533,294,622
Deposit with broker for futures contracts	3,148,366
Deposit from broker for swap contracts	2,076,000
Cash held as collateral for forward foreign currency exchange contracts	3,290,000
Receivable for investments sold	43,567,923
Receivable for Fund shares sold	2,481,122
Interest receivable	13,428,320
Unrealized appreciation on swap contracts	3,011,509
Unrealized appreciation on forward foreign currency exchange contracts	2,017,021
Upfront payments paid on swap contracts	105,005
Due from Advisor	59,531
Other assets	90,311
Total assets	2,606,569,730
Liabilities
Cash overdraft	209,188
Payable upon return of securities loaned	471,955,625
Payable for investments purchased	9,567,918
Payable for investments purchased — when-issued securities	3,986,280
Payable for Fund shares redeemed	5,996,405
Payable for variation margin on futures contracts	86,186
Payable upon return of deposit for swap contracts	2,076,000
Unrealized depreciation on swap contracts	2,964,996
Unrealized depreciation on forward foreign currency exchange contracts	2,512,950
Upfront payments received on swap contracts	195,058
Accrued management fee	642,873
Other accrued expenses and payables	1,690,085
Total liabilities	501,883,564
Net assets, at value	$2,104,686,166

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2012 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(8,726,912)
Net unrealized appreciation (depreciation) on: Investments	26,410,668
Swap contracts	46,513
Futures	(117,544)
Foreign currency	(446,339)
Accumulated net realized gain (loss)	(175,831,655)
Paid-in capital	2,263,351,435
Net assets, at value	$2,104,686,166
Net Asset Value
Class A Net Asset Value and redemption price per share ($763,085,907 ÷ 82,464,152 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.25
Maximum offering price per share (100 ÷ 97.25 of $9.25)	$9.51
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($786,571 ÷ 84,848 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.27
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($317,107,410 ÷ 34,299,046 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.25
Class S Net Asset Value, offering and redemption price per share ($980,434,920 ÷ 105,690,979 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.28
Institutional Class Net Asset Value, offering and redemption price per share ($43,271,358 ÷ 4,671,183 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2012 (Unaudited)
Investment Income
Income: Interest	$40,006,920
Income distributions — Central Cash Management Fund	34,377
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	70,719
Total income	40,112,016
Expenses: Management fee	4,143,264
Administration fee	1,176,433
Services to shareholders	1,937,526
Distribution and service fees	2,711,838
Custodian fee	77,355
Professional fees	68,511
Reports to shareholders	101,868
Registration fees	74,709
Trustees' fees and expenses	40,881
Other	113,386
Total expenses before expense reductions	10,445,771
Expense reductions	(469,240)
Total expenses after expense reductions	9,976,531
Net investment income	30,135,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	10,221,166
Swap contracts	(1,226,626)
Futures	816,968
Written options	311,750
Foreign currency	(4,689,012)
5,434,246
Change in net unrealized appreciation (depreciation) on: Investments	28,069,678
Swap contracts	(2,210,042)
Futures	(47,246)
Foreign currency	(806,892)
25,005,498
Net gain (loss)	30,439,744
Net increase (decrease) in net assets resulting from operations	$60,575,229

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations: Net investment income	$30,135,485	$79,626,679
Net realized gain (loss)	5,434,246	(15,083,812)
Change in net unrealized appreciation (depreciation)	25,005,498	(77,789,916)
Net increase (decrease) in net assets resulting from operations	60,575,229	(13,247,049)
Distributions to shareholders from: Net investment income: Class A	(13,550,778)	(31,148,589)
Class B	(9,986)	(23,181)
Class C	(4,278,113)	(9,193,936)
Class S	(19,630,695)	(37,663,096)
Institutional Class	(915,081)	(1,997,399)
Return of capital: Class A	—	(5,187,951)
Class B	—	(3,861)
Class C	—	(1,531,295)
Class S	—	(6,272,975)
Institutional Class	—	(332,677)
Total distributions	(38,384,653)	(93,354,960)
Fund share transactions: Proceeds from shares sold	159,784,708	990,746,439
Reinvestment of distributions	31,511,749	78,972,039
Cost of shares redeemed	(652,279,163)	(1,260,828,552)
Net increase (decrease) in net assets from Fund share transactions	(460,982,706)	(191,110,074)
Increase (decrease) in net assets	(438,792,130)	(297,712,083)
Net assets at beginning of period	2,543,478,296	2,841,190,379
Net assets at end of period (including distributions in excess of net investment income of $8,726,912 and $477,744, respectively)	$2,104,686,166	$2,543,478,296

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
Class A	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$9.17		$9.55	$9.40	$9.34		$9.94		$9.88
Income (loss) from investment operations: Net investment incomea	.12		.29	.30	.35		.38		.38
Net realized and unrealized gain (loss)	.11		(.33)	.19	.13		(.46)		.17
Total from investment operations	.23		(.04)	.49	.48		(.08)		.55
Less distributions from: Net investment income	(.15)		(.29)	(.34)	(.30)		(.47)		(.43)
Net realized gains	—		—	—	—		(.05)		(.06)
Return of capital	—		(.05)	—	(.12)		—		—
Total distributions	(.15)		(.34)	(.34)	(.42)		(.52)		(.49)
Net asset value, end of period	$9.25		$9.17	$9.55	$9.40		$9.34		$9.94
Total Return (%)b	2.43	**	(.51)	5.29	5.50	c	(.88	)c	5.79	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	763		882	1,176	988		625		325
Ratio of expenses before expense reductions	.86	*	.84	.83	.88		.88		.93
Ratio of expenses after expense reductions	.86	*	.84	.83	.87		.86		.86
Ratio of net investment income (%)	2.55	*	3.01	3.15	3.91		3.89		3.83
Portfolio turnover rate	42	**	93	100	112		83		57
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class B	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009	2008	Period Ended 9/30/07a
Selected Per Share Data
Net asset value, beginning of period	$9.18		$9.56	$9.42	$9.35	$9.94	$9.97
Income (loss) from investment operations: Net investment incomeb	.08		.21	.22	.28	.30	.13
Net realized and unrealized gain (loss)	.13		(.33)	.18	.14	(.45)	.01
Total from investment operations	.21		(.12)	.40	.42	(.15)	.14
Less distributions from: Net investment income	(.12)		(.21)	(.26)	(.23)	(.39)	(.17)
Net realized gains	—		—	—	—	(.05)	—
Return of capital	—		(.05)	—	(.12)	—	—
Total distributions	(.12)		(.26)	(.26)	(.35)	(.44)	(.17)
Net asset value, end of period	$9.27		$9.18	$9.56	$9.42	$9.35	$9.94
Total Return (%)c,d	2.14	**	(1.31)	4.46	4.66	(1.61)	1.39	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	2	4	7
Ratio of expenses before expense reductions	1.73	*	1.69	1.78	1.85	1.76	1.82	*
Ratio of expenses after expense reductions	1.63	*	1.61	1.63	1.65	1.67	1.72	*
Ratio of net investment income (%)	1.77	*	2.24	2.36	3.12	3.08	2.94	*
Portfolio turnover rate	42	**	93	100	112	83	57
a For the period April 23, 2007 (commencement of operations of Class B shares) to September 30, 2007.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class C	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009		2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.16		$9.54	$9.39	$9.33		$9.92	$9.87
Income (loss) from investment operations: Net investment incomea	.08		.21	.23	.29		.31	.31
Net realized and unrealized gain (loss)	.13		(.33)	.19	.13		(.45)	.17
Total from investment operations	.21		(.12)	.42	.42		(.14)	.48
Less distributions from: Net investment income	(.12)		(.21)	(.27)	(.24)		(.40)	(.37)
Net realized gains	—		—	—	—		(.05)	(.06)
Return of capital	—		(.05)	—	(.12)		—	—
Total distributions	(.12)		(.26)	(.27)	(.36)		(.45)	(.43)
Net asset value, end of period	$9.25		$9.16	$9.54	$9.39		$9.33	$9.92
Total Return (%)b	2.05	**	(1.26)	4.50	4.72	c	(1.53)	4.98	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	317		355	422	329		176	130
Ratio of expenses before expense reductions	1.59	*	1.58	1.58	1.62		1.59	1.66
Ratio of expenses after expense reductions	1.59	*	1.58	1.58	1.62		1.59	1.61
Ratio of net investment income (%)	1.82	*	2.27	2.40	3.16		3.16	3.08
Portfolio turnover rate	42	**	93	100	112		83	57
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class S	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.19		$9.57	$9.43	$9.36	$9.95	$9.89
Income (loss) from investment operations: Net investment incomea	.13		.31	.32	.37	.40	.39
Net realized and unrealized gain (loss)	.12		(.33)	.18	.14	(.45)	.16
Total from investment operations	.25		(.02)	.50	.51	(.05)	.55
Less distributions from: Net investment income	(.16)		(.31)	(.36)	(.32)	(.49)	(.43)
Net realized gains	—		—	—	—	(.05)	(.06)
Return of capital	—		(.05)	—	(.12)	—	—
Total distributions	(.16)		(.36)	(.36)	(.44)	(.54)	(.49)
Net asset value, end of period	$9.28		$9.19	$9.57	$9.43	$9.36	$9.95
Total Return (%)b	2.54	**	(.31)	5.51	5.71	(.62)	5.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	980		1,241	1,203	1,019	869	879
Ratio of expenses before expense reductions	.72	*	.68	.71	.70	.71	.79
Ratio of expenses after expense reductions	.63	*	.63	.63	.65	.67	.73
Ratio of net investment income (%)	2.78	*	3.22	3.36	4.12	4.08	3.97
Portfolio turnover rate	42	**	93	100	112	83	57
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended September 30,
Institutional Class	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009	Period Ended 9/30/08a
Selected Per Share Data
Net asset value, beginning of period	$9.18		$9.56	$9.42	$9.36	$9.56
Income (loss) from investment operations: Net investment incomeb	.13		.32	.33	.38	.04
Net realized and unrealized gain (loss)	.12		(.33)	.18	.13	(.21)
Total from investment operations	.25		(.01)	.51	.51	(.17)
Less distributions from: Net investment income	(.17)		(.32)	(.37)	(.33)	(.03)
Return of capital	—		(.05)	—	(.12)	—
Total distributions	(.17)		(.37)	(.37)	(.45)	(.03)
Net asset value, end of period	$9.26		$9.18	$9.56	$9.42	$9.36
Total Return (%)	2.60	**	(.18)	5.65	5.74	(1.76)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	43		64	40	13	50
Ratio of expenses	.56	*	.52	.50	.52	.54 *
Ratio of net investment income (%)	2.85	*	3.33	3.48	4.25	4.20 *
Portfolio turnover rate	42	**	93	100	112	83
a For the period from August 27, 2008 (commencement of operations of Institutional Class shares) to September 30, 2008.
b Based on average shares outstanding during the period.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short Duration Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $154,634,000, including $46,210,000 inherited from its merger with an affiliated fund in 2007, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2012 ($25,866,000), September 30, 2013 ($18,693,000), September 30, 2014 ($3,620,000), September 30, 2015 ($15,741,000), September 30, 2016 ($2,969,000), September 30, 2017 ($17,011,000), September 30, 2018 ($63,372,000) and September 30, 2019 ($7,362,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2010 to September 30, 2011, the Fund elects to defer qualified late year losses of approximately $20,106,000 of net realized long-term capital losses and treat them as arising in the fiscal year ending September 30, 2012.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended March 31, 2012, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration and to enhance potential gains. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. In addition, both the Fund and counterparty may agree to exchange variable rate payments based on different indices. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $599,670,000 to $762,970,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended March 31, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in credit default swap contracts sold had a total notional amount of $22,000,000.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. For the six months ended March 31, 2012, the Fund entered into total return swap transactions to enhance potential gains. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open total return swap contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in total return swap contracts had a total notional amount of $141,900,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2012, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on fixed-income securities, including on financial indices. For the six months ended March 31, 2012, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global bond markets.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $279,441,000 to $600,637,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $107,591,000 to $272,709,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. For the six months ended March 31, 2012, as part of this strategy, the Fund used forward currency contracts to gain exposure to changes in the value of foreign currencies to attempt to take advantage of inefficiencies within the currency markets.

Forward currency contracts are value at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $40,135,000 to $179,354,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $27,041,000 to $180,999,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. For the six months ended March 31, 2012, the Fund entered into options on interest rate futures in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

There are no open written option contracts as of March 31, 2012. For the six months ended March 31, 2012, the Fund invested in written option contracts with total values ranging from $0 to approximately $312,000, and purchased option contracts with total values ranging from $0 to approximately $563,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Swap Contracts	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$1,772,464	$—	$386,689	$2,159,153
Credit Contracts (a)	1,239,045	—	—	1,239,045
Foreign Exchange Contracts (c)	—	2,017,021	—	2,017,021
	$3,011,509	$2,017,021	$386,689	$5,415,219

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Swap Contracts	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(2,813,858)	$—	$(504,233)	$(3,318,091)
Credit Contracts (a)	(151,138)	—	—	(151,138)
Foreign Exchange Contracts (c)	—	(2,512,950)	—	(2,512,950)
	$(2,964,996)	$(2,512,950)	$(504,233)	$(5,982,179)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on swap contracts

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(563,250)	$311,750	$—	$(1,226,626)	$816,968	$(661,158)
Foreign Exchange Contracts (b)	—	—	(4,706,357)	—	—	(4,706,357)
	$(563,250)	$311,750	$(4,706,357)	$(1,226,626)	$816,968	$(5,367,515)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(2,899,835)	$(47,246)	$(2,947,081)
Credit Contracts (a)	—	689,793	—	689,793
Foreign Exchange Contracts (b)	(837,202)	—	—	(837,202)
	$(837,202)	$(2,210,042)	$(47,246)	$(3,094,490)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended March 31, 2012, purchases and sales of investment securities (excluding short-term instruments and U.S. Treasury obligations) aggregated $501,716,748 and $1,132,843,675, respectively. Purchases and sales of U.S. Treasury obligations aggregated $457,416,450 and $309,958,581, respectively.

For the six months ended March 31, 2012, transactions for written options on futures contracts were as follows:
	Contracts/ Contract Amount	Premium
Outstanding, beginning of period	$—	$—
Options written	2,500	311,750
Options closed	(2,500)	(311,750)
Outstanding, end of period	$—	$—

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor to the Fund and manages the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors is paid by the Advisor for the services QS Investors provides to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund's average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.35% of the Fund's average daily net assets.

For the period from October 1, 2011 through January 31, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:
Class B	1.63%
Class S	.63%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2012, the Administration Fee was $1,176,433, of which $180,559 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2012
Class A	$86,409	$—	$47,579
Class B	732	370	163
Class C	36,171	—	20,794
Class S	357,456	357,456	—
Institutional Class	1,161	—	642
	$481,929	$357,826	$69,178

For the six months ended March 31, 2012, the Advisor reimbursed $111,414 of sub-recordkeeping expenses for Class S.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2012
Class B	$3,019	$508
Class C	1,267,523	204,191
	$1,270,542	$204,699

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2012	Annualized Effective Rate
Class A	$1,018,650	$225,184	.25%
Class B	956	457	.24%
Class C	421,690	133,098	.25%
	$1,441,296	$358,739

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2012 aggregated $13,615.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2012, the CDSC for Class B and C shares aggregated $337 and $26,335, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2012, DIDI received $37,013 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,819, of which $12,542 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Securities Lending Agent Fees. Effective October 5, 2011, Deutsche Bank AG serves as securities lending agent for the Fund. For the period from October 5, 2011 through March 31, 2012, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $7,632.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2012.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2012		Year Ended September 30, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	6,735,254	$62,039,535	31,105,362	$295,427,611
Class B	12,351	114,230	36,546	347,901
Class C	1,638,464	15,073,303	7,679,318	72,644,786
Class S	7,832,027	72,284,014	58,942,523	559,763,525
Institutional Class	1,112,411	10,273,626	6,557,048	62,562,616
		$159,784,708		$990,746,439
Shares issued to shareholders in reinvestment of distributions
Class A	1,363,547	$12,541,935	3,541,971	$33,520,314
Class B	942	8,685	2,403	22,779
Class C	388,762	3,573,406	922,404	8,718,242
Class S	1,570,393	14,475,528	3,627,736	34,386,805
Institutional Class	99,086	912,195	245,682	2,323,899
		$31,511,749		$78,972,039
Shares redeemed
Class A	(21,861,520)	$(201,446,623)	(61,566,492)	$(584,204,553)
Class B	(20,633)	(190,554)	(62,030)	(590,035)
Class C	(6,526,744)	(60,082,177)	(14,028,728)	(133,022,218)
Class S	(38,704,042)	(357,896,011)	(53,288,620)	(505,447,707)
Institutional Class	(3,542,881)	(32,663,798)	(3,974,319)	(37,564,039)
		$(652,279,163)		$(1,260,828,552)
Net increase (decrease)
Class A	(13,762,719)	$(126,865,153)	(26,919,159)	$(255,256,628)
Class B	(7,340)	(67,639)	(23,081)	(219,355)
Class C	(4,499,518)	(41,435,468)	(5,427,006)	(51,659,190)
Class S	(29,301,622)	(271,136,469)	9,281,639	88,702,623
Institutional Class	(2,331,384)	(21,477,977)	2,828,411	27,322,476
		$(460,982,706)		$(191,110,074)

G. Subsequent Event

The Fund previously estimated that 100% of the dividend payable on March 26, 2012 was comprised entirely of net investment income. Pursuant to Rule 19a-1(e) of the Investment Company Act of 1940, the Fund has updated its estimated sources of such dividend to include approximately 17% as derived from return of capital. Such sources have been determined in accordance with GAAP and do not reflect the tax character of the distribution. Shareholders will receive notification of the tax status of their distributions after calendar year-end.

The April monthly income dividend was $0.0200 for Class A, $0.0142 for Class B, $0.0144 for Class C, $0.0217 for Class S and $0.0225 for Institutional Class shares. The current annualized distribution rate based on the net asset value for each class as of April 30, 2012 was 2.59%, 1.84%, 1.87%, 2.81% and 2.91% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class B and Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2011 to March 31, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/12	$1,024.30	$1,021.40	$1,020.50	$1,025.40	$1,026.00
Expenses Paid per $1,000*	$4.35	$8.24	$8.03	$3.19	$2.84
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/12	$1,020.70	$1,016.85	$1,017.05	$1,021.85	$1,022.20
Expenses Paid per $1,000*	$4.34	$8.22	$8.02	$3.18	$2.83

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short Duration Fund	.86%	1.63%	1.59%	.63%	.56%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	InstitutionalClass
Nasdaq Symbol	PPIAX	PPLBX	PPLCX	DBPIX	PPILX
CUSIP Number	23336Y 748	23336Y 623	23336Y 730	23336Y 755	23336Y 565
Fund Number	418	618	718	822	1422

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSDF-3
(R-027148-1 5/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2012